ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of VIE's Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Total current assets	$ 342,618	$ 249,876
Total assets	531,601	395,597
Total current liabilities	107,432	125,266
Total liabilities	133,968	126,725
AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Total current assets	316,268	63,730
Total non-current assets	190,684	94,811
Total assets	506,952	158,541
Total current liabilities	101,197	40,702
Total non-current liabilities	26,536	1,387
Total liabilities	$ 127,733	$ 42,089